Document and Entity Information	Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2021
Entity File Number	001-40785
Entity Registrant Name	Assure Holdings Corp.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-2726719
Entity Address, Address Line One	4600 South Ulster Street, Suite 1225
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	287-3093
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798270
Amendment Flag	false